Intangible Assets - Summary of Changes in Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Opening Balance	¥ 1,355,326
Closing Balance	1,363,266	¥ 1,355,326
Capitalized development costs [Member]
Statements [Line Items]
Opening Balance	638,337
Closing Balance	582,606	638,337
Gross carrying amount [Member]
Statements [Line Items]
Opening Balance	2,198,228	2,124,830
Additions	60,914	109,051
Internally developed	300,775	260,895
Sales or disposal	(257,018)	(363,989)
Foreign currency translation adjustments	(5,414)	46,726
Other	(27,050)	20,715
Closing Balance	2,270,435	2,198,228
Gross carrying amount [Member] | Capitalized development costs [Member]
Statements [Line Items]
Opening Balance	1,058,334	1,159,435
Additions	0	0
Internally developed	111,546	124,788
Sales or disposal	(98,495)	(230,512)
Foreign currency translation adjustments	(564)	4,622
Other	(3,839)	0
Closing Balance	1,066,981	1,058,334
Gross carrying amount [Member] | Software and other [Member]
Statements [Line Items]
Opening Balance	1,139,895	965,395
Additions	60,914	109,051
Internally developed	189,229	136,107
Sales or disposal	(158,523)	(133,477)
Foreign currency translation adjustments	(4,850)	42,104
Other	(23,210)	20,715
Closing Balance	1,203,454	1,139,895
Accumulated depreciation, amortization [Member]
Statements [Line Items]
Opening Balance	(842,902)	(875,708)
Amortization	(307,700)	(290,642)
Sales or disposal	242,919	348,353
Foreign currency translation adjustments	2,577	(22,633)
Other	(2,062)	(2,272)
Closing Balance	(907,169)	(842,902)
Accumulated depreciation, amortization [Member] | Capitalized development costs [Member]
Statements [Line Items]
Opening Balance	(419,997)	(489,823)
Amortization	(162,068)	(160,686)
Sales or disposal	98,495	230,512
Foreign currency translation adjustments	0	0
Other	(805)	0
Closing Balance	(484,375)	(419,997)
Accumulated depreciation, amortization [Member] | Software and other [Member]
Statements [Line Items]
Opening Balance	(422,905)	(385,886)
Amortization	(145,632)	(129,956)
Sales or disposal	144,423	117,841
Foreign currency translation adjustments	2,577	(22,633)
Other	(1,257)	(2,272)
Closing Balance	¥ (422,794)	¥ (422,905)